RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS.
RELATED PARTY TRANSACTIONS

21.RELATED PARTY TRANSACTIONS

Korea Electric Power Corporation (“KEPCO”) and Korea Hydro & Nuclear Power (“KHNP”)

In connection with KEPCO’s indirect investment in Denison in June 2009, KEPCO and Denison became parties to a strategic relationship agreement. With KEPCO’s indirect ownership of Denison’s shares transferred from an affiliate of KEPCO to KHNP Canada Energy Ltd. (“KHNP Canada”), an affiliate of KEPCO’s wholly-owned subsidiary, KHNP, Denison and KHNP Canada entered into an amended and restated strategic relationship agreement (“KHNP SRA”) in September 2017. The KHNP SRA provides KHNP Canada, amongst other matters, the rights to: (a) subscribe for additional common shares in Denison’s future public equity offerings; (b) a right of first opportunity if Denison intends to sell any of its substantial assets; (c) a right to participate in certain purchases of substantial assets which Denison proposes to acquire; and (d) a right to nominate one director to Denison’s board so long as its share interest in Denison is above 5.0%.

KHNP Canada is also the majority member of the Korea Waterbury Uranium Limited Partnership (“KWULP”). KWULP is a consortium of investors that holds the non-Denison owned interests in Waterbury Lake Uranium Corporation (“WLUC”) and the WLULP, entities whose key asset is the Waterbury Lake property. At December 31, 2024, WLUC is owned by Denison Waterbury Corp (60%) and KWULP (40%) while the WLULP is owned by Denison Waterbury Corp (70.55% - limited partner), KWULP (29.45% - limited partner) and WLUC (0.02% - general partner). When a spending program is approved, each participant is required to fund these entities based upon its respective ownership interest or be diluted accordingly. Spending program approval requires 75% of the limited partners’ voting interest.

Since 2014, pursuant to various agreements and commitments between Denison and KWULP, KWULP has not funded its share of spending programs and Denison has funded 100% of such programs, resulting in the dilution of KWULP’s interest in the joint venture.

In 2024, Denison funded 100% of the approved fiscal 2024 program for Waterbury Lake and KWULP continued to dilute its interest in the WLULP. As a result, Denison increased its interest in the WLULP from 69.35% to 70.32%, which was accounted for using an effective date of October 31, 2024. The increased ownership interest resulted in Denison recording its increased pro-rata share of the assets and liabilities of Waterbury Lake, the majority of which relates to an addition to mineral property assets of $763,000.

In 2025, Denison funded the first cash call and therefore increased ownership from 70.32% to 70.55%. The increased ownership interest resulted in Denison recording its increased pro-rata share of the assets and liabilities of Waterbury Lake, the majority of which relates to an addition to mineral property assets of $179,000. During the remainder of 2025 both Denison and KWULP funded their respective pro-rata share of the fiscal 2025 program for Waterbury Lake.

Compensation of Key Management Personnel

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel includes the Company’s executive officers, vice-presidents and members of its Board of Directors.

The following compensation was awarded to key management personnel:

(in thousands)	2025	2024

Salaries and short-term employee benefits	$(5,649)	$(4,397)
Share-based compensation	(3,152)	(3,314)
Key management personnel compensation	$(8,801)	$(7,711)